CONSOLIDATED STATEMENT OF STOCKHOLDERS' DEFICIT (USD $)	Total	Accounts Payable	Debt Issue Costs	Goods and Services Exchanged for Equity Instrument	Executive	Board Fees	Litigation Settlement	Accrued Liabilities	Series B Preferred Stock	Series C Preferred Stock	Series B Preferred Stock	Series B Preferred Stock	Series C Preferred Stock	Series C Preferred Stock	Common Stock	Common Stock Accounts Payable	Common Stock Debt Issue Costs	Common Stock Goods and Services Exchanged for Equity Instrument	Common Stock Executive	Common Stock Board Fees	Common Stock Litigation Settlement	Common Stock Accrued Liabilities	Common Stock Series B Preferred Stock	Common Stock Series C Preferred Stock	Additional Paid-in Capital	Additional Paid-in Capital Accounts Payable	Additional Paid-in Capital Debt Issue Costs	Additional Paid-in Capital Goods and Services Exchanged for Equity Instrument	Additional Paid-in Capital Executive	Additional Paid-in Capital Board Fees	Additional Paid-in Capital Litigation Settlement	Additional Paid-in Capital Accrued Liabilities	Additional Paid-in Capital Series B Preferred Stock	Additional Paid-in Capital Series C Preferred Stock	Promissory Notes Receivable, net	Promissory Notes Receivable, net Series B Preferred Stock	Promissory Notes Receivable, net Series C Preferred Stock	Accumulated Deficit
Beginning Balance at Dec. 31, 2008	$ (35,928,984)														$ 429,448										$ 53,459,172													$ (89,817,604)
Beginning Balance (in shares) at Dec. 31, 2008															429,448,381
Convertible debentures redemptions (in shares)															63,009,884
Convertible debentures redemptions	6,028,253														63,010										5,965,243
Debt and preferred stock conversions (in shares)															104,412,687
Debt and preferred stock conversions	9,403,560														104,413										9,299,147
Common stock issued (in shares)																39,380,847	24,900,000	375,000
Common stock issued		5,299,148	4,731,000	38,250												39,381	24,900	375								5,259,767	4,706,100	37,875
Warrant exercises (in shares)															2,122,495
Warrant exercises	286,454														2,122										284,332
Option compensation charges	817,444																								817,444
Net loss	(36,758,208)																																					(36,758,208)
Ending Balance at Dec. 31, 2009	(46,083,083)														663,649										79,829,080													(126,575,812)
Ending Balance (in shares) at Dec. 31, 2009															663,649,294
Convertible debentures redemptions (in shares)															144,311,100
Convertible debentures redemptions	9,727,053														144,311										9,582,742
Conversions of convertible debentures (in shares)															34,822,169
Conversions of convertible debentures	3,414,108														34,822										3,379,286
Common stock issued for compensation (in shares)																			107,051,697	16,773,597
Common stock issued for compensation					9,634,653	1,560,213													107,052	16,774									9,527,601	1,543,439
Common stock issued (in shares)																					120,875,143
Common stock issued							13,881,158														120,875										13,760,283
Conversions of Series A-1 preferred stock (in shares)															6,206,961
Conversions of Series A-1 preferred stock	620,696														6,207										614,489
Conversions of amended convertible promissory notes (in shares)															211,916,152
Conversions of amended convertible promissory notes	9,757,189														211,916										9,545,273
Warrant exercises (in shares)															36,390,745								95,870,362
Warrant exercises	12,842,022														36,391								95,870		12,805,631								9,884,893			(9,980,763)
Accrued dividends on Series B and C Preferred Stock																									196,986													(196,986)
Accretion of note receivable discount																																			(196,607)			196,607
Option compensation charges	967,722																								967,722
Issuance of preferred stock (in shares)												1,000		400
Issuance of preferred stock									10,000,000	4,000,000		1																					9,999,999	4,000,000
Net loss	(54,373,332)																																					(54,373,332)
Issuance of stock for financing costs (in shares)															1,959,142
Issuance of stock for financing costs	398,511														1,959										396,552
Ending Balance at Dec. 31, 2010	(23,653,090)										1				1,439,826										166,033,976										(10,177,370)			(180,949,523)
Ending Balance (in shares) at Dec. 31, 2010											1,000		400		1,439,826,362
Convertible debentures redemptions (in shares)															1,519,077
Convertible debentures redemptions	151,909														1,519										150,390
Common stock issued for compensation (in shares)															15,571,152
Common stock issued for compensation	2,673,960														15,571										2,658,389
Common stock issued (in shares)																		2,381,406			133,645,953	23,205,895
Common stock issued				475,900			22,162,916	3,021,899										2,381			133,646	23,206						473,519			22,029,270	2,998,693
Warrant exercises (in shares)															37,477,368									14,759,319
Warrant exercises	10,283,617														37,478									14,759	10,246,139									1,957,233			(1,971,992)
Option exercises (in shares)															1,386,126
Option exercises	197,662														1,386										196,276
Accrued dividends on Series B and C Preferred Stock																									1,432,661													(1,432,661)
Accretion of note receivable discount																																			(1,371,865)			1,371,865
Option compensation charges	3,856,502																								3,856,502
Issuance of preferred stock (in shares)														750
Issuance of preferred stock										7,500,000				1																				7,499,999
Issuance of Common Stock to Series C Preferred Stock holder for note receivable (in shares)															73,796,597
Issuance of Common Stock to Series C Preferred Stock holder for note receivable															73,797										9,786,161										(9,859,958)
Net loss	(72,795,119)																																					(72,795,119)
Ending Balance at Dec. 31, 2011	$ (46,123,844)										$ 1		$ 1		$ 1,743,569										$ 229,319,208										$ (23,381,185)			$ (253,805,438)
Ending Balance (in shares) at Dec. 31, 2011											1,000		1,150		1,743,569,255